Other liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Other Liabilities	Other liabilities as at December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18
Advance payments for government grants	1,069	—
Lease incentives	—	960
Other	—	159

Total	1,069	1,119